LIQUID INSTITUTIONAL
                                                  RESERVES

                                               MONEY MARKET FUND
                                               GOVERNMENT SECURITIES FUND
                                               TREASURY SECURITIES FUND

                                               SEMI-ANNUAL REPORT
                                               OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                               December 20, 1995

Dear Shareholder,

    During the six months ended October 31, 1995, the pace of U.S. economic growth remained slow, as consumer spending declined significantly from 1994 levels, and markets for new and existing homes were sluggish, despite historically attractive mortgage rates. This slowdown was in response to the Federal Reserve Board's repeated increases in the benchmark Federal Funds rate, the rate banks charge each other for overnight borrowing. After seven short-term interest rate hikes between February 1994 and February 1995, the Federal Reserve Board raised the Federal Funds rate to 6.00%, and effectively doubled short-term interest rates in twelve months.

    In addition to concerns over the strength of the recovery, news concerning the economy centered around debate over whether inflation was still likely to become a threat and details of efforts in Washington to implement a plan to balance the budget. While the outcome of the budgetary process remains in question, the perception that the Federal Reserve Board is winning its war against inflation is becoming increasingly widespread. On July 6, 1995, the Federal Reserve cut the benchmark Federal Funds rate by 0.25%. This decrease, the first in nearly three years, signals that the Federal Reserve Board believes that inflationary pressures have eased enough to accommodate an adjustment in monetary policy. On December 19, 1995, the Federal Reserve, citing low inflation, once again trimmed the Federal Funds rate by 0.25% to 5.50%. We expect the combination of slower near-term economic growth, continued low inflation, and an eventual federal budget deficit reduction agreement to trigger further Fed easing of the Federal Funds rate.

    After a 13-month long correction fueled by the Fed's monetary tightening policy, interest rates trended lower and the bond market rallied from mid-November 1994 throughout 1995. The U.S. stock market has also rallied strongly during 1995, pushing the Dow Jones Industrial Average and S&P 500 indices to a string of new highs. The value of the U.S. dollar declined for much of the period, but began to show signs of recovery in August.

ANNUALIZED YIELDS AS OF 10/31/95

                                                                         CURRENT         EFFECTIVE
                                                                          7-DAY            7-DAY
                                                                      AVERAGE YIELD    AVERAGE YIELD
                                                                      -------------    -------------
Money Market Fund..................................................        5.53%            5.69%
Government Securities Fund.........................................        5.26             5.40
Treasury Securities Fund...........................................        5.14             5.27

PORTFOLIO REVIEW

    On October 31, 1995, the approximate net assets of the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund were $228 million, $50 million and $22 million, respectively. During the six months ended October 31, 1995, short-term interest rates declined for the first time in nearly three years. For example, the discounted 30-day commercial paper rate declined to approximately 5.70% on October 31, 1995, from approximately 5.95% on April 30, 1995. The Federal Funds rate for short-term borrowing was approximately 6.00% on April 30, 1995, and 5.75% on

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
October 31, 1995. In response to the declining short-term interest rate environment, the Funds' weighted average maturities were extended. On October 31, 1995, the weighted average maturities were 40 days for the Money Market Fund; 34 days for the Government Securities Fund; and 64 days for the Treasury Securities Fund.

    Going forward, the Funds expect to maintain neutral weighted average maturities as short-term rates find stability. The Fed appears to have engineered a soft landing and it seems as though the next short-term interest rate move will be another decrease in the Federal Funds rate. However, if inflation becomes problematic, further increases in short-term interest rates could be possible. Investment decisions in the Funds will continue to be dominated by credit quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Funds emphasis on security, quality and liquidity.

    We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,


/s/ Dennis L. McCauley                       /s/ Susan P. Messina

DENNIS L. MCCAULEY                           SUSAN P. MESSINA
Managing Director and Chief Investment       Senior Vice President,
  Officer--Fixed Income,                     Taxable Money Funds
  Mitchell Hutchins Asset Management Inc.      Mitchell Hutchins Asset
                                               Management Inc.
--------------------------------------------------------------------------------

Liquid Institutional Reserves--Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments

October 31, 1995 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                   Maturity             Interest
  (000)                                                     Dates               Rates             Value
---------                                           ---------------------   --------------     ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--0.88%

$  2,000    Federal Home Loan Mortgage Corp. Note
             (cost--$1,996,302)...................        08/15/96              5.645%         $  1,996,302
                                                                                               ------------
BANK NOTES--2.63%
Domestic--2.63%
   2,000    Abbey National Treasury Services
            PLC...................................        05/15/96              6.450             2,003,533
   4,000    Wachovia Bank N.A. ...................        11/28/95              5.740             3,999,924
                                                                                               ------------
                                                                                                  6,003,457
TOTAL BANK NOTES (cost--$6,003,457)...............
                                                                                               ------------
CERTIFICATES OF DEPOSIT--4.40%
Domestic--2.20%
   5,000    Bank One Dayton N.A. .................        12/28/95              5.730             4,999,822
                                                                                               ------------
Yankee--2.20%
   5,000    Societe Generale......................        11/15/95              5.740             5,000,000
                                                                                               ------------
                                                                                                  9,999,822
TOTAL CERTIFICATES OF DEPOSIT
(cost--$9,999,822)................................
                                                                                               ------------
COMMERCIAL PAPER@--85.53%
Asset-Backed--8.32%
   5,000    Asset Securitization Cooperative
            Corp. ................................        11/22/95              5.750             4,983,229
   5,000    Delaware Funding Corp. ...............        11/06/95              5.690             4,996,049
   5,000    Eiger Capital Corp. ..................        11/15/95              5.680             4,988,956
   4,000    Preferred Receivables Funding
            Corp. ................................        12/13/95              5.710             3,973,353
                                                                                               ------------
                                                                                                 18,941,587
                                                                                               ------------
Auto/Truck--4.94%
   6,300    PACCAR Financial Corp. ...............        11/07/95              5.730             6,293,983
   5,000    Toyota Motor Credit Corp. ............        12/08/95              6.190             4,968,190
                                                                                               ------------
                                                                                                 11,262,173
                                                                                               ------------
Banking--6.55%
   5,000    BEX America Finance Inc. .............        11/13/95              5.690             4,990,517
   5,000    CREGEM North America Inc. ............        01/26/96              5.700             4,931,917
   5,000    Morgan (J.P.) & Co., Inc. ............        11/20/95              5.650             4,985,090
                                                                                               ------------
                                                                                                 14,907,524
                                                                                               ------------
Broker/Dealer--7.87%
   8,000    Morgan Stanley Group, Inc. ...........  12/14/95 to 01/12/96    5.710 to 5.720        7,931,579
  10,000    Nomura Holding America Inc. ..........        11/01/95              5.920            10,000,000
                                                                                               ------------
                                                                                                 17,931,579
                                                                                               ------------

Liquid Institutional Reserves--Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
 Amount                                                   Maturity             Interest
  (000)                                                     Dates               Rates             Value
---------                                           ---------------------   --------------     ------------
COMMERCIAL PAPER@--(continued)
Chemical--4.36%
$ 10,000    DuPont (E.I.) deNemours & Co. ........        12/20/95              5.700%         $  9,922,417
                                                                                               ------------
Conglomerate--2.19%
   5,000    BTR Dunlop Finance Inc. ..............        11/08/95              5.690             4,994,468
                                                                                               ------------
Consumer Products--1.75%
   4,000    Unilever Capital Corp. ...............        11/21/95              5.710             3,987,311
                                                                                               ------------
Drugs & Healthcare--3.93%
   5,000    Lilly (Eli) & Co. ....................        12/04/95              5.700             4,973,875
   4,000    Pfizer Inc. ..........................        12/05/95              5.700             3,978,467
                                                                                               ------------
                                                                                                  8,952,342
                                                                                               ------------
Electronics--9.02%
   5,000    Motorola Inc. ........................        11/14/95              5.720             4,989,672
   5,000    Siemens Corp. ........................        11/28/95              5.700             4,978,625
   5,000    Sony Capital Corp. ...................        11/02/95              5.760             4,999,200
   5,592    Vermont American Corp. ...............        11/27/95              5.700             5,568,980
                                                                                               ------------
                                                                                                 20,536,477
                                                                                               ------------
Energy--8.77%
   5,000    Chevron Oil Finance Co. ..............        11/21/95              5.680             4,984,221
  10,000    Koch Industries, Inc. ................        11/01/95              5.890            10,000,000
   5,000    Shell Oil Co. ........................        11/15/95              5.680             4,988,956
                                                                                               ------------
                                                                                                 19,973,177
                                                                                               ------------
Finance-Conduit--4.39%
  10,000    U.B.S. Finance (Delaware), Inc. ......        11/01/95              5.880            10,000,000
                                                                                               ------------
Food & Beverage--9.60%
   4,000    B.A.T. Capital Corp. .................        11/22/95              5.740             3,986,607
   3,000    Campbell Soup Co. ....................        01/12/96              6.090             2,963,460
   5,000    Coca Cola Co. ........................        12/08/95              5.680             4,970,811
   5,000    Nestle Capital Corp. .................        11/09/95              5.720             4,993,644
   5,000    Sara Lee Corp. .......................        12/28/95              5.680             4,955,033
                                                                                               ------------
                                                                                                 21,869,555
                                                                                               ------------
General Trade--1.52%
   3,500    Mitsubishi International Corp. .......        01/18/96              5.760             3,456,320
                                                                                               ------------
Insurance--4.45%
   5,200    John Hancock Capital Corp. ...........        01/11/96              5.700             5,141,543
   5,000    Prudential Funding Corp. .............        11/17/95              5.730             4,987,267
                                                                                               ------------
                                                                                                 10,128,810
                                                                                               ------------
Oil Equipment & Services--2.19%
   5,000    Colonial Pipeline Co. ................        11/30/95              5.700             4,977,042
                                                                                               ------------

Liquid Institutional Reserves--Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
 Amount                                                   Maturity             Interest
  (000)                                                     Dates               Rates             Value
---------                                           ---------------------   --------------     ------------
COMMERCIAL PAPER@--(concluded)
Printing & Publishing--1.31%
$  3,000    Reed Elsevier USA Inc. ...............        12/01/95              5.710%         $  2,985,725
                                                                                               ------------
Retail--Merchandise--4.37%
   5,000    Toys 'R' Us Inc. .....................        11/15/95              5.720             4,988,878
   5,000    Wal-Mart Stores Inc. .................        12/21/95              5.700             4,960,417
                                                                                               ------------
                                                                                                  9,949,295
                                                                                               ------------
                                                                                                194,775,802
TOTAL COMMERCIAL PAPER (cost--$194,775,802).......
                                                                                               ------------
SHORT-TERM CORPORATE OBLIGATIONS--3.53%
Broker/Dealer--2.20%
   5,000    Merrill Lynch & Co., Inc. ............        11/02/95              6.125             5,000,000
                                                                                               ------------
Drugs & Healthcare--1.33%
   3,000    Pfizer Inc. ..........................        10/01/96              7.125             3,037,382
                                                                                               ------------
                                                                                                  8,037,382
TOTAL SHORT-TERM CORPORATE OBLIGATIONS
(cost--$8,037,382)................................
                                                                                               ------------
REPURCHASE AGREEMENT--3.08%
   7,025    Repurchase Agreement dated 10/31/95,
             with Citicorp Securities Markets,
             Inc., collateralized by $7,240,000
             U.S. Treasury Bills, due 12/28/95;
            proceeds: $7,026,142
            (cost--$7,025,000)....................        11/01/95              5.850             7,025,000
                                                                                               ------------
                                                                                                227,837,765
TOTAL INVESTMENTS (cost - $227,837,765, which
 approximates cost for federal income tax
purposes)--100.05%................................
                                                                                                  (120,390)
Liabilities in excess of other assets--(0.05)%....
                                                                                               ------------
                                                                                               $227,717,375
NET ASSETS--100.00%...............................
                                                                                               ------------
                                                                                               ------------

------------

@ Interest rates shown represent yield to maturity for discounted securities.

                       Weighted average maturity--40 days

                 See accompanying notes to financial statements

Liquid Institutional Reserves--Government Securities Fund
--------------------------------------------------------------------------------
Portfolio of Investments

October 31, 1995 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                Maturity             Interest
  (000)                                                  Dates               Rates              Value
---------                                        ---------------------   --------------     --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--57.37%

$   2,500   Federal Farm Credit Bank...........  11/22/95 to 12/11/95    5.570 to 5.640%    $    2,487,427
   11,500   Federal Home Loan Bank.............  11/06/95 to 07/18/96    5.390 to 6.015         11,407,421
    4,262   Federal Home Loan Mortgage
            Corp. .............................  11/01/95 to 12/14/95    5.570 to 5.600          4,249,681
    6,480   Federal National Mortgage
            Association........................  12/01/95 to 02/08/96    5.475 to 5.610          6,415,666
    4,000   Tennessee Valley Authority.........  11/09/95 to 01/18/96    5.540 to 5.600          3,984,264
                                                                                            --------------
                                                                                                28,544,459
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost--$28,544,459)............................
                                                                                            --------------
                                                                                                28,544,459
TOTAL INVESTMENTS (cost--$28,544,459, which
 approximates cost for federal income tax
 purposes)-- 57.37%............................
                                                                                                21,212,445
Other assets in excess of
liabilities--42.63%*...........................
                                                                                            --------------
                                                                                            $   49,756,904
NET ASSETS--100.00%............................
                                                                                            --------------
                                                                                            --------------

------------

* Includes a receivable of $21,186,304 from the sale of a $20,607,000 U.S. Treasury Note, 8.875%, due 2/15/96; sold on October 31, 1995, settling on November 1, 1995, yielding 5.451%

                       Weighted average maturity--34 days

                 See accompanying notes to financial statements

Liquid Institutional Reserves--Treasury Securities Fund
--------------------------------------------------------------------------------
Portfolio of Investments

October 31, 1995 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                Maturity             Interest
  (000)                                                  Dates               Rates              Value
---------                                        ---------------------   --------------     --------------
U.S. GOVERNMENT SECURITIES--63.13%
$  12,650   U.S. Treasury Bills................  11/02/95 to 08/22/96    5.185 to 6.090%@   $   12,475,704
    1,500   U.S. Treasury Notes................  01/15/96 to 08/15/96    4.375 to 9.250          1,505,464
                                                                                            --------------
                                                                                                13,981,168
TOTAL U.S. GOVERNMENT SECURITIES
(cost $13,981,168).............................
                                                                                            --------------
TOTAL INVESTMENTS (cost - $13,981,168, which                                                    13,981,168
approximates cost for federal income tax
purposes)--
63.13%.........................................
                                                                                                 8,164,669
Other assets in excess of
liabilities--36.87%*...........................
                                                                                            --------------
                                                                                            $   22,145,837
NET ASSETS--100.00%............................
                                                                                            --------------
                                                                                            --------------

------------

@ Interest rates shown represent yield to maturity for discounted securities.

 * Includes a receivable of $8,069,651 from the sale of a $7,849,000 U.S. Treasury Note, 8.875%, due 2/15/96; sold on October 31, 1995, settling on November 1, 1995, yielding 5.451%

                       Weighted average maturity--64 days

                 See accompanying notes to financial statements

Liquid Institutional Reserves
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

October 31, 1995 (unaudited)
--------------------------------------------------------------------------------

                                                               Money        Government      Treasury
                                                               Market       Securities     Securities
                                                                Fund           Fund           Fund
                                                            ------------    -----------    -----------
ASSETS
 Investments in securities, at value (cost--$227,837,765,
   $28,544,459 and $13,981,168, respectively)............   $227,837,765    $28,544,459    $13,981,168
 Cash....................................................          2,114            293             --
 Receivable for investments sold.........................             --     21,186,304      8,069,651
 Interest receivable.....................................        240,411         28,127         45,693
 Due from adviser........................................         45,476         70,065         81,403
 Deferred organizational expenses and other assets.......         98,324         55,277         80,536
                                                            ------------    -----------    -----------
 Total assets............................................    228,224,090     49,884,525     22,258,451
                                                            ------------    -----------    -----------

LIABILITIES
 Dividends payable.......................................        426,578         90,717         44,122
 Payable to custodian....................................             --             --         25,476
 Accrued expenses and other liabilities..................         80,137         36,904         43,016
                                                            ------------    -----------    -----------
 Total liabilities.......................................        506,715        127,621        112,614
                                                            ------------    -----------    -----------

NET ASSETS
 Beneficial interest shares of $0.001 par value
   outstanding (unlimited amount authorized).............    227,724,405     49,778,040     22,194,189
 Accumulated net realized losses from investment
transactions.............................................         (7,030)       (21,136)       (48,352)
                                                            ------------    -----------    -----------
NET ASSETS...............................................   $227,717,375    $49,756,904    $22,145,837
                                                            ------------    -----------    -----------
                                                            ------------    -----------    -----------
OUTSTANDING SHARES OF BENEFICIAL INTEREST ($0.001 PAR
 VALUE)
 Institutional shares....................................    227,724,405     49,778,040     22,194,189
 Financial Intermediary shares...........................             --             --             --
                                                            ------------    -----------    -----------
 Total outstanding shares................................    227,724,405     49,778,040     22,194,189
                                                            ------------    -----------    -----------
                                                            ------------    -----------    -----------

Net asset value, offering price and redemption value per
share....................................................          $1.00          $1.00          $1.00

                 See accompanying notes to financial statements

Liquid Institutional Reserves
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended October 31, 1995 (unaudited)
--------------------------------------------------------------------------------

                                                                   Money       Government    Treasury
                                                                   Market      Securities    Securities
                                                                    Fund          Fund         Fund
                                                                 ----------    ----------    --------
INVESTMENT INCOME:
 Interest.....................................................   $5,661,826    $1,374,593    $596,318
                                                                 ----------    ----------    --------

EXPENSES:
 Investment advisory and administration.......................      238,237        59,515      26,152
 Federal and state registration fees..........................       74,228        18,847      18,571
 Custody and accounting.......................................       25,939        18,325      17,855
 Reports and notices to shareholders..........................       13,486         9,760       8,877
 Amortization of organizational expenses......................       11,786        12,502       8,708
 Transfer agency fees.........................................       10,650         3,500       3,560
 Legal and audit..............................................       10,329         9,705       9,287
 Trustees' fees...............................................        2,665         2,665       2,665
 Other expenses...............................................        4,644         4,186       4,930
                                                                 ----------    ----------    --------
                                                                    391,964       139,005     100,605
 Less: Fee waivers/reimbursements from adviser................      (75,051)      (59,449)    (65,679)
                                                                 ----------    ----------    --------
 Net expenses.................................................      316,913        79,556      34,926
                                                                 ----------    ----------    --------
NET INVESTMENT INCOME.........................................    5,344,913     1,295,037     561,392
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS......          (23)       28,468      18,674
                                                                 ----------    ----------    --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........   $5,344,890    $1,323,505    $580,066
                                                                 ----------    ----------    --------
                                                                 ----------    ----------    --------

                 See accompanying notes to financial statements

Liquid Institutional Reserves--Money Market Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                       For the           For the
                                                                   Six Months Ended     Year Ended
                                                                   October 31, 1995     April 30,
                                                                     (unaudited)           1995
                                                                   ----------------    ------------
FROM OPERATIONS:
 Net investment income..........................................     $  5,344,913      $ 11,133,571
 Net realized losses from investment transactions...............              (23)       (1,704,028)
                                                                   ----------------    ------------
 Net increase in net assets resulting from operations...........        5,344,890         9,429,543
                                                                   ----------------    ------------

DIVIDENDS TO SHAREHOLDERS FROM:

 Net investment income--Institutional shares....................       (5,351,920)      (10,925,683)
 Net investment income--Financial Intermediary shares...........         --                (200,881)
                                                                   ----------------    ------------
                                                                       (5,351,920)      (11,126,564)
                                                                   ----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
TRANSACTIONS....................................................        6,880,405       (42,437,158)
                                                                   ----------------    ------------
Contribution to capital from predecessor adviser................         --               1,697,021
                                                                   ----------------    ------------
 Net increase (decrease) in net assets..........................        6,873,375       (42,437,158)

NET ASSETS:
 Beginning of period............................................      220,844,000       263,281,158
                                                                   ----------------    ------------

 End of period (including undistributed net investment income of
   $7,007 at April 30, 1995)....................................     $227,717,375      $220,844,000
                                                                   ----------------    ------------
                                                                   ----------------    ------------

                 See accompanying notes to financial statements

Liquid Institutional Reserves--Government Securities Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                      FOR THE
                                                                  SIX MONTHS ENDED        FOR THE
                                                                  OCTOBER 31, 1995       YEAR ENDED
                                                                    (UNAUDITED)        APRIL 30, 1995
                                                                 ------------------    --------------
FROM OPERATIONS:
 Net investment income........................................      $  1,295,037        $  3,127,645
 Net realized gains (losses) from investment transactions.....            28,468            (423,554)
                                                                      ----------       --------------
 Net increase in net assets resulting from operations.........         1,323,505           2,704,091
                                                                      ----------       --------------

DIVIDENDS TO SHAREHOLDERS FROM:

 Net investment income--Institutional shares..................        (1,344,700)         (3,007,449)
 Net investment income--Financial Intermediary shares.........         --                    (70,533)
                                                                      ----------       --------------
                                                                      (1,344,700)         (3,077,982)
                                                                      ----------       --------------
NET DECREASE IN NET ASSETS FROM BENEFICIAL INTEREST
TRANSACTIONS..................................................        (5,124,568)        (29,306,186)
                                                                      ----------       --------------
Contribution to capital from predecessor adviser..............         --                    373,950
                                                                      ----------       --------------
 Net decrease in net assets...................................        (5,145,763)        (29,306,127)

NET ASSETS:
 Beginning of period..........................................        54,902,667          84,208,794
                                                                      ----------       --------------

 End of period (including undistributed net investment income
   of $49,663 at April 30, 1995)..............................      $ 49,756,904        $ 54,902,667
                                                                      ----------
                                                                      ----------       --------------
                                                                                       --------------

                 See accompanying notes to financial statements

Liquid Institutional Reserves--Treasury Securities Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                      FOR THE
                                                                  SIX MONTHS ENDED        FOR THE
                                                                  OCTOBER 31, 1995       YEAR ENDED
                                                                    (UNAUDITED)        APRIL 30, 1995
                                                                 ------------------    --------------
FROM OPERATIONS:
 Net investment income........................................      $    561,392        $  1,140,445
 Net realized gains (losses) from investment transactions.....            18,674             (67,026)
                                                                      ----------       --------------
 Net increase in net assets resulting from operations.........           580,066           1,073,419
                                                                      ----------       --------------

DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income--Institutional shares..................          (629,616)         (1,072,221)
                                                                      ----------       --------------
NET DECREASE IN NET ASSETS FROM BENEFICIAL INTEREST
TRANSACTIONS..................................................        (1,566,957)        (14,840,847)
                                                                      ----------       --------------
 Net decrease in net assets...................................        (1,616,507)        (14,839,649)

NET ASSETS:
 Beginning of period..........................................        23,762,344          38,601,993
                                                                      ----------       --------------

 End of period (including undistributed net investment income
   of $68,224 at April 30, 1995)..............................      $ 22,145,837        $ 23,762,344
                                                                      ----------
                                                                      ----------       --------------
                                                                                       --------------

                 See accompanying notes to financial statements

Liquid Institutional Reserves
--------------------------------------------------------------------------------

Notes to Financial Statements--(unaudited)

--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Liquid Institutional Reserves ("Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust currently offers three no-load series of shares: the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund (collectively, the "Funds"). Organizational costs have been deferred and are being amortized on a straight-line method over a period not to exceed 60 months from the date the Funds commenced operations.

    Each Fund offers investors the choice of investing in two separate classes of shares representing equal pro rata interests in its investment portfolio--"Institutional" shares and "Financial Intermediary" shares. Financial Intermediary shares are identical to Institutional shares in all respects except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and enjoy certain exclusive voting rights on matters relating to these services and fees.

    Valuation and Accounting for Investments--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

    Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Federal Tax Status--Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

    At April 30, 1995, the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund had net capital loss carryforwards of $7,007, $49,604 and $67,026, respectively. These loss carryforwards are available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire April 30, 2003 for the three Funds. To the extent these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

    Dividends and Distributions to Shareholders--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized capital gains from investment transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax"

Liquid Institutional Reserves
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net capital gains, if any, will be distributed at least annually, but the Funds may make more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

CONCENTRATION OF RISK

    The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

    The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of .25% of each Fund's average daily net assets. Effective September 1, 1995, PaineWebber has undertaken to waive a portion of such fees and maintain each Fund's total annual operating expenses at a level not exceeding .30% and
 .55% of the Funds' average daily net assets for Institutional shares and Financial Intermediary shares, respectively. Prior to September 1, 1995, total annual operating expenses were at a level of .35% and .60% of the Funds' average daily net assets for each Funds' respective shares.

    Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Trust pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Trust) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

    In compliance with applicable state securities laws, PaineWebber will reimburse each Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to each Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended October 31, 1995, no reimbursements were required pursuant to the above limitation.

DISTRIBUTION PLAN

    PaineWebber is the distributor of the Funds' shares. Under the plan of distribution, PaineWebber provides shareholder services and maintains shareholder accounts. The Funds do not compensate PaineWebber for providing such services.

Liquid Institutional Reserves
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST

    There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                                FINANCIAL
                                                           INSTITUTIONAL SHARES                INTERMEDIARY
                                                  --------------------------------------         SHARES*
                                                    FOR THE SIX                             ------------------
                                                    MONTHS ENDED      FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                  OCTOBER 31, 1995      APRIL 30, 1995        APRIL 30, 1995
                                                  ----------------    ------------------    ------------------
MONEY MARKET FUND:
Shares sold....................................     1,217,080,443        3,703,043,244           16,999,900
Shares repurchased.............................    (1,215,203,159)      (3,746,358,860)         (26,000,050)
Dividends reinvested...........................         5,003,121            9,878,608            --
                                                  ----------------    ------------------         ----------
Net increase (decrease) in shares
outstanding....................................         6,880,405          (33,437,008)          (9,000,150)
                                                  ----------------    ------------------         ----------
                                                  ----------------    ------------------         ----------

                                                    FOR THE SIX                               FOR THE PERIOD
                                                    MONTHS ENDED      FOR THE YEAR ENDED    JULY 12, 1994+ TO
                                                  OCTOBER 31, 1995      APRIL 30, 1995        APRIL 30, 1995
                                                  ----------------    ------------------    ------------------
GOVERNMENT SECURITIES FUND:
Shares sold....................................       140,343,344          424,163,698            5,522,683
Shares repurchased.............................      (146,769,645)        (456,271,881)          (5,592,261)
Dividends reinvested...........................         1,301,733            2,801,997               69,578
                                                  ----------------    ------------------         ----------
Net decrease in shares outstanding.............        (5,124,568)         (29,306,186)           --
                                                  ----------------    ------------------         ----------
                                                  ----------------    ------------------         ----------
                                                    FOR THE SIX
                                                    MONTHS ENDED      FOR THE YEAR ENDED
                                                  OCTOBER 31, 1995      APRIL 30, 1995
                                                  ----------------    ------------------
TREASURY SECURITIES FUND:
Shares sold....................................       223,134,306          261,729,869
Shares repurchased.............................      (225,280,510)        (277,579,314)
Dividends reinvested...........................           579,247            1,008,598
                                                  ----------------    ------------------
Net decrease in shares outstanding.............        (1,566,957)         (14,840,847)
                                                  ----------------    ------------------
                                                  ----------------    ------------------

------------
+ Commencement of issuance of shares
* For the six months ended October 31, 1995, there were no transactions in Financial Intermediary shares.

CAPITAL CONTRIBUTION AND AFFILIATED TRANSACTIONS

    Kidder Peabody Asset Management, Inc. ("KPAM"), the Funds' predecessor investment adviser and administrator, purchased certain of the Money Market Fund's and Government Securities Fund's variable rate securities on July 6, 1994 for an aggregate purchase price of $34,248,854 and $9,056,094, respectively. The purchases were made at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases by KPAM were made at prices above the securities' then current fair values, the Money Market Fund and Government Securities Fund recorded capital contributions from KPAM in the amounts of $1,697,021 and $373,950, respectively. The per share amounts as of July 6, 1994 are represented in the table below:

                                                          MONEY MARKET FUND    GOVERNMENT SECURITIES FUND
                                                          -----------------    --------------------------
Institutional shares.....................................      $0.0061                  $ 0.0047
Financial Intermediary shares............................      $0.0062                --

 Liquid Institutional Reserves
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

    Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                   Money Market Fund
                         ------------------------------------------------------------------------------------------------------
                                                                                                          Financial
                                                                                                         Intermediary
                                                 Institutional shares                                      shares**
                         --------------------------------------------------------------------  --------------------------------
                           For the Six                                         For the Period                   For the Period
                           Months Ended     For the Years Ended April 30,      June 3, 1991+      For the      March 17, 1994++
                         October 31, 1995  --------------------------------          to          Year Ended           to
                           (unaudited)       1995        1994        1993      April 30, 1992  April 30, 1995   April 30, 1994
                         ----------------  --------    --------    --------    --------------  --------------  ----------------
Net asset value,
 beginning of
 period...............       $   1.00      $   1.00    $   1.00    $   1.00       $   1.00        $   1.00         $   1.00
                              -------      --------    --------    --------        -------         -------          -------
Net investment
 income...............          0.028         0.048       0.030       0.031          0.044           0.027            0.004
Net realized gains
 (losses) from
 investment
 transactions.........        --             (0.008)      --          --           --              --               --
                              -------      --------    --------    --------        -------         -------          -------
Net increase in net
 asset value from
 operations...........          0.028         0.040       0.030       0.031          0.044           0.027            0.004
                              -------      --------    --------    --------        -------         -------          -------

Dividends from net
 investment income....         (0.028)       (0.048)     (0.030)     (0.031)        (0.044)         (0.027)          (0.004)
                              -------      --------    --------    --------        -------         -------          -------

Contribution to
 capital from
 predecessor adviser..        --              0.008       --          --           --              --               --
                              -------      --------    --------    --------        -------         -------          -------
Net asset value, end
 of period............       $   1.00      $   1.00    $   1.00    $   1.00       $   1.00        $   1.00         $   1.00
                              -------      --------    --------    --------        -------         -------          -------
                              -------      --------    --------    --------        -------         -------          -------
Total investment
 return(1)............           2.85%         4.91%       3.03%       3.16%          4.52%           3.10%            0.37%
                              -------      --------    --------    --------        -------         -------          -------
                              -------      --------    --------    --------        -------         -------          -------
Ratios/Supplemental
 Data:
 Net assets, end of
   period (000's).....       $227,717      $220,844    $254,281    $385,618       $335,868         --              $  9,000
 Ratio of expenses to
   average net assets
   after waivers/
   reimbursement
   from adviser.......           0.33%*        0.35%       0.33%       0.34%          0.30%*          0.60%*           0.58%*
 Ratio of expenses to
   average net assets
   before waivers/
   reimbursements
   from adviser.......           0.41%*        0.37%       0.33%       0.36%          0.41%*          0.62%*           0.58%*
 Ratio of net
   investment income
   to average net
   assets.............           5.61%*        4.66%       2.96%       3.11%          4.65%*          4.15%*           2.93%*

-------------------
 * Annualized

** For the six months ended October 31, 1995 and for the period December 24, 1994 to April 30, 1995 there were no outstanding Financial Intermediary shares.

 + Commencement of operations

++ Commencement of issuance of shares

(1) Total return is calculated assuming a $1,000 investment in fund shares on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total return information for periods of less than one year have not been annualized.

 Liquid Institutional Reserves
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

    Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                 Government Securities Fund
                                   ---------------------------------------------------------------------------------------
                                                                                                              Financial
                                                                                                            Intermediary
                                                           Institutional shares                               shares**
                                   --------------------------------------------------------------------    ---------------
                                     For the Six                                         For the Period    For the Period
                                     Months Ended      For the Years Ended April 30,     June 3, 1991+     July 12, 1994++
                                   October 31, 1995    ------------------------------          to                to
                                     (unaudited)        1995       1994        1993      April 30, 1992    April 30, 1995
                                   ----------------    -------    -------    --------    --------------    ---------------
Net asset value, beginning of
 period.........................       $   1.00        $  1.00    $  1.00    $   1.00       $   1.00           $  1.00
                                         ------        -------    -------    --------        -------             -----
Net investment income...........          0.027          0.048      0.029       0.031          0.044             0.032
Net realized gains (losses) from
 investment transactions........          0.001         (0.008)     --          --           --                --
                                         ------        -------    -------    --------        -------             -----
Net increase in net asset value
 from operations................          0.028          0.040      0.029       0.031          0.044             0.032
                                         ------        -------    -------    --------        -------             -----

Dividends from net investment
 income.........................         (0.028)        (0.047)    (0.029)     (0.031)        (0.044)           (0.032)
                                         ------        -------    -------    --------        -------             -----

Contribution to capital from
 predecessor adviser............         --              0.007      --          --           --                --
                                         ------        -------    -------    --------        -------             -----
Net asset value, end of
 period.........................       $   1.00        $  1.00    $  1.00    $   1.00       $   1.00           $  1.00
                                         ------        -------    -------    --------        -------             -----
                                         ------        -------    -------    --------        -------             -----

Total investment return(1)......           2.87%          4.61%      2.97%       3.13%          4.46%             3.31%
                                         ------        -------    -------    --------        -------             -----
                                         ------        -------    -------    --------        -------             -----
Ratios/Supplemental Data:

 Net assets, end of period
   (000's)......................       $ 49,757        $54,903    $84,209    $102,611       $144,853           --
 Ratio of expenses to average
   net assets after
   waivers/reimbursement from
   adviser......................           0.33%*         0.35%      0.35%       0.34%          0.30%*            0.60%*

 Ratio of expenses to average
   net assets before
   waivers/reimbursements from
   adviser......................           0.58%*         0.47%      0.37%       0.36%          0.41%*            0.72%*

 Ratio of net investment income
   to average net assets........           5.41%*         4.63%      2.93%       3.09%*         4.52%*            4.46%*

-------------------
 * Annualized

** For the six months ended October 31, 1995 and for the period March 22, 1995 to April 30, 1995 there were no outstanding Financial Intermediary shares.

 + Commencement of operations

++ Commencement of issuance of shares

(1) Total return is calculated assuming a $1,000 investment in fund shares on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total return information for periods of less than one year have not been annualized.

 Liquid Institutional Reserves
--------------------------------------------------------------------------------

 Financial Highlights

--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                 Treasury Securities Fund
                                          -----------------------------------------------------------------------
                                                                   Institutional shares
                                          -----------------------------------------------------------------------
                                            For the Six                                          For the Period
                                            Months Ended      For the Years Ended April 30,     December 6, 1991+
                                          October 31, 1995    ------------------------------           to
                                            (unaudited)        1995        1994       1993       April 30, 1992
                                          ----------------    -------    --------    -------    -----------------
Net asset value, beginning of period...       $   1.00        $  1.00    $   1.00    $  1.00        $    1.00
                                                ------        -------    --------    -------          -------

Net investment income..................          0.027          0.049       0.028      0.029            0.016

Net realized gains (losses) from
 investment transactions...............          0.001         (0.002)      --         --            --
                                                ------        -------    --------    -------          -------
Net increase in net asset value from
 operations............................          0.028          0.047       0.028      0.029            0.016
                                                ------        -------    --------    -------          -------
Dividends from net investment income...         (0.030)        (0.047)     (0.028)    (0.029)          (0.016)
                                                ------        -------    --------    -------          -------
Contribution to capital from
 predecessor adviser...................        --               --          --         --            --
                                                ------        -------    --------    -------          -------
Net asset value, end of period.........       $   1.00        $  1.00    $   1.00    $  1.00        $    1.00
                                                ------        -------    --------    -------          -------
                                                ------        -------    --------    -------          -------
Total investment return................           2.99%          4.75%       2.87%      2.89%            1.62%
                                                ------        -------    --------    -------          -------
                                                ------        -------    --------    -------          -------

Ratios/supplemental data:

 Net assets, end of period
   (000's).............................       $ 22,146        $23,762    $ 38,602    $ 8,064        $  15,003

 Ratio of expenses to average
   net assets after
   waiver/reimbursement
   from adviser........................           0.33%*         0.22%       0.18%      0.33%            0.06%*

 Ratio of expenses to average
   net assets before
   waivers/reimbursements
   from adviser........................           0.96%*         0.84%       0.76%      1.10%            2.05%*

 Ratio of net investment
   income to average net
   assets..............................           5.37%*         4.89%       3.08%      2.88%            3.89%*

-------------------
 * Annualized

 + Commencement of operations

(1) Total return is calculated assuming a $1,000 investment in fund shares on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total return information for periods of less than one year have not been annualized.

                                         ---------------------------------------
                                         TRUSTEES
                                         Margo N. Alexander
                                         David J. Beaubien
                                         William W. Hewitt, Jr.
                                         Thomas R. Jordan
                                         Carl W. Schafer
                                         ---------------------------------------
                                         OFFICERS
                                         Margo N. Alexander,
                                         President
                                         Victoria E. Schonfeld,
                                         Vice President
                                         Dianne E. O'Donnell,
                                         Vice President and Secretary
                                         Julian F. Sluyters,
                                         Vice President and Treasurer
                                         ---------------------------------------
                                         INVESTMENT ADVISER,
                                         ADMINISTRATOR AND DISTRIBUTOR
                                         PaineWebber Incorporated
                                         1285 Avenue of the Americas
                                         New York, New York 10019
                                         ---------------------------------------
                                         SUB-INVESTMENT ADVISER AND
                                         SUB-ADMINISTRATOR
                                         Mitchell Hutchins Asset Management Inc.
                                         1285 Avenue of the Americas
                                         New York, New York 10019
                                         ---------------------------------------
                                         This report is not to be used in
                                         connection with the offering of shares
                                         of the Funds unless accompanied or
                                         preceded by an effective prospectus.

                                         The financial information included
                                         herein is taken from the records of the
                                         Funds without examination by
                                         independent accountants who do not
                                         express an opinion thereon.

                                         (C)1995 PaineWebber Incorporated

                                             Recycled Paper